Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Intangible Assets, Net

6. Intangible Assets, Net

Intangible assets, net consisted of the following:

	December 31, 2024	December 31, 2023
	US$	US$
Smart farming applications	86,897	86,897
Trademark	4,355	—
Computer software	338,103	338,103
Total	429,355	425,000
Less: Accumulated amortization	(160,833)	(17,524)
Foreign currency translation adjustment	(11,711)	15,829
Intangible, net	256,811	423,305

As at December 31, 2024, the weighted-average life for each of the total finite-lived intangible assets is approximately 1.9 years (2023: 3.0 years). The Company recorded amortization expenses of US$143,309 and US$17,524, which were included in costs of revenues   and general and administrative expenses, for the year ended December 31, 2024 and 2023, respectively. Specifically, US$141,880 and US$17,524 of the amortization expenses were recorded in costs of sales for the year ended December 31, 2024 and 2023, respectively. US$1,429 and nil of the amortization expenses was recorded in general and administrative expenses for the year ended December 31, 2024 and 2023, respectively.

As of December 31, 2024, the estimated aggregate amortization expense of identifiable intangible assets for each of the next five fiscal years is as shown below:

Estimated amortization expenses
US$
2025	136,448
2026	120,340
2027	23
2028	—
2029	—